Income taxes (Income Tax Expense) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
CIT tax expense	$ 70,285,607	$ 48,523,618	$ 20,791,855
Land Appreciation Tax (“LAT”) expense	33,254,340	23,223,407	(3,771,248)
Deferred tax expense/(benefit)	(17,292,072)	(19,235,707)	13,537,011
Actual income tax expense	$ 86,247,875	$ 52,511,318	$ 30,557,618